Non-current assets held for sale	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale [Abstract]
Non-current assets held for sale

26.  Non-current assets held for sale

	R$ thousand
	On December 31
	2017	2016
Assets not for own use
Real estate	1,250,380	1,262,126
Vehicles and similar	262,774	308,357
Machinery and equipment	2,037	5,529
Other	5,782	2,954
Total	1,520,973	1,578,966

The properties or other non-current assets received in total or partial settlement of the payment obligations of debtors are considered as non-operating assets held for sale in auctions, which normally occur in up to one year. Therefore, non-current assets held for sale include the book value of the items the Organization intends to sell, which in their current condition is highly probable and expected to occur within a year.